Exhibit 99.1

World Omni Auto Receivables Trust 2012-A

Monthly Servicer Certificate

April 30, 2013

Dates Covered
Collections Period	04/01/13 - 04/30/13
Interest Accrual Period	04/15/13 - 05/14/13
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/13	668,117,240.20	38,832
Yield Supplement Overcollateralization Amount at 03/31/13	9,964,756.27	0

Receivables Balance at 03/31/13	678,081,996.47	38,832
Principal Payments	27,037,128.42	951
Defaulted Receivables	1,087,128.58	52
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/13	9,385,539.68	0

Pool Balance at 04/30/13	640,572,199.79	37,829

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,449,326.13	47,477

Delinquent Receivables:
Past Due 31-60 days	6,684,318.81	509
Past Due 61-90 days	1,323,112.71	94
Past Due 91 + days	430,394.60	23

Total	8,437,826.12	626

Total 31+ Delinquent as % Ending Pool Balance	1.32%

Recoveries	686,322.25

Aggregate Net Losses/(Gains) - April 2013	400,806.33

Overcollateralization Target Amount	28,825,748.99
Actual Overcollateralization	28,825,748.99

Weighted Average APR	4.23%
Weighted Average APR, Yield Adjusted	5.09%
Weighted Average Remaining Term	50.42

Flow of Funds	$ Amount
Collections	30,116,494.50
Advances	(722.50)
Investment Earnings on Cash Accounts	2,034.76
Servicing Fee	(565,068.33)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	29,552,738.43

Distributions of Available Funds
(1) Class A Interest	329,091.11
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	23,517.17
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	26,305,513.59
(7) Distribution to Certificateholders	2,894,616.56
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,552,738.43

Servicing Fee	565,068.33
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	884,470,000.00
Original Class B	18,940,000.00

Total Class A & B
Note Balance @ 04/15/13	638,051,964.39
Principal Paid	26,305,513.59
Note Balance @ 05/15/13	611,746,450.80

Class A-1
Note Balance @ 04/15/13	0.00
Principal Paid	0.00
Note Balance @ 05/15/13	0.00
Note Factor @ 05/15/13	0.0000000%

Class A-2
Note Balance @ 04/15/13	234,441,964.39
Principal Paid	26,305,513.59
Note Balance @ 05/15/13	208,136,450.80
Note Factor @ 05/15/13	67.1841352%

Class A-3
Note Balance @ 04/15/13	257,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	257,000,000.00
Note Factor @ 05/15/13	100.0000000%

Class A-4
Note Balance @ 04/15/13	127,670,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	127,670,000.00
Note Factor @ 05/15/13	100.0000000%

Class B
Note Balance @ 04/15/13	18,940,000.00
Principal Paid	0.00
Note Balance @ 05/15/13	18,940,000.00
Note Factor @ 05/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	352,608.28
Total Principal Paid	26,305,513.59

Total Paid	26,658,121.87

Class A-1
Coupon	0.29529%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.52000%
Interest Paid	101,591.52
Principal Paid	26,305,513.59

Total Paid to A-2 Holders	26,407,105.11

Class A-3
Coupon	0.64000%
Interest Paid	137,066.67
Principal Paid	0.00

Total Paid to A-3 Holders	137,066.67

Class A-4
Coupon	0.85000%
Interest Paid	90,432.92
Principal Paid	0.00

Total Paid to A-4 Holders	90,432.92

Class B
Coupon	1.49000%
Interest Paid	23,517.17
Principal Paid	0.00

Total Paid to B Holders	23,517.17

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3903081
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.1180235

Total Distribution Amount	29.5083316

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3279261
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	84.9112769

Total A-2 Distribution Amount	85.2392030

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.7083334

B Interest Distribution Amount	1.2416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.2416668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 03/31/13	84,040.89
Balance as of 04/30/13	83,318.39
Change	(722.50)

Reserve Account
Balance as of 04/15/13	2,310,518.58
Investment Earnings	143.74
Investment Earnings Paid	(143.74)
Deposit/(Withdrawal)	—
Balance as of 05/15/13	2,310,518.58
Change	—

Required Reserve Amount	2,310,518.58